Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of March 31,
	2026	2025
	US$	US$
At cost
Leasehold improvement	480,705	486,057
Office equipment	2,712	2,743
Furniture and fixtures	44,085	44,354
Computer and equipment	16,110	16,289
Motor vehicles	40,846	41,301
	584,458	590,744
Less: Accumulated depreciation and amortization	(451,584)	(339,923)
Property, plant and equipment, net	132,874	250,821

Depreciation expenses for the financial years ended March 31, 2026, 2025 and 2024 were US$115,934, US$ 116,528 and US$115,810, respectively.